MERGER TRANSACTION COSTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Merger Transaction Costs
Merger transaction cost payable consist of the following as of December 31, 2023 and 2022, in thousand:
	December 31, 2023	December 31, 2022
Transaction costs payable in common stock	$4,250	$—
Total	$4,250	$—